Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2013	$ 283,942
2014	264,221
2015	239,211
2016	223,293
2017	$ 196,681